INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia, Singapore and Labuan that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. Historically, most of the Company’s operating income has been trading income in Ireland.

Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Current tax expense:
Ireland	$—	$33	$—
Luxembourg	145	252	210
United States	—	—	2
Australia	1,742	138	—
Other	33	57	48
Current tax expense — total	1,920	480	260
Deferred tax (benefit) expense:
Ireland	(10,812)	4,558	8,208
Australia	1,615	334	241
Other	—	27	(18)
Deferred tax (benefit) expense — total	(9,197)	4,919	8,431
Total income tax (benefit) expense	$(7,277)	$5,399	$8,691

In 2016, the Company recorded a net tax benefit of $7.3 million. In 2016, the Company recognized a deduction for an interest payment made by a subsidiary that was previously uncertain to be made and therefore no tax benefit had been recognized. The Company intends to utilize this benefit as group relief to offset income tax on repatriated earnings of a Cayman Islands subsidiary for which a deferred tax provision was previously recorded. Cash taxes will not be due on the repatriated earnings. In addition, the Company's Australian tax provision includes a cumulative out of period adjustment of $3.3 million related to foreign exchange loss.

The Company had no unrecognized tax benefits as of December 31, 2016 and 2015. The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2016	December 31, 2015
Deferred tax asset:
Net operating loss carry forwards	$151,575	$181,370
Net unrealized losses on derivative instruments	1,181	1,999
Basis difference on acquisition of GAAM Australian assets	6,786	6,844
Other	224	240
Valuation allowance	(30,524)	(23,029)
Total deferred tax asset	129,242	167,424
Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,249)	(171,084)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(438)	(911)
Net earnings of non-European Union member subsidiaries	(3,957)	(16,170)
Total deferred tax liability	(141,644)	(188,165)
Deferred tax liability, net	$(12,402)	$(20,741)

Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. The Company has recorded valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years.

The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of the valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

At December 31, 2016 and 2015, the Company had a valuation allowance of $30.5 million and $23.0 million, respectively. For the years ended December 31, 2016, 2015 and 2014, the Company recorded net valuation allowance provisions of $7.2 million, $3.4 million and $2.5 million, respectively.

The Company has undistributed earnings from its Australian subsidiary. During the third quarter of 2016, the Company changed its assertion to indefinitely reinvest these undistributed earnings back into Australia. A withholding tax of 15.0% will be applied to distributions of earnings which have yet to be taxed in Australia.

For the year ended December 31, 2016, the effective tax rate was 20.0%. The effective tax rate in any period is impacted by the source and amount of income earned and expenses incurred by the Company in different tax jurisdictions. The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(19.8)%	12.0%	3.6%
Equity earnings from Fly-Z/C LP	0.2%	(0.5)%	(0.4)%
Tax impact of repurchased and resold Notes	1.3%	(3.2)%	(0.6)%
Share-based compensation	—	0.1%	—
Foreign tax rate differentials	7.8%	(9.7)%	(3.9)%

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
True-up of prior year tax provision	—	1.4%	0.2%
Non-taxable gain on debt extinguishment	0.3%	—	(1.2)%
Non-deductible interest expense, transaction fees and expenses	(4.8)%	6.1%	2.4%
Deductible intra-group interest	30.9%	—	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	(8.6)%	—	—
Other	0.2%	0.4%	—
Effective tax rate	20.0%	19.1%	12.6%

Under Irish tax legislation, the Irish Revenue is entitled to make enquiries and/or raise an assessment of any corporation tax return submitted up to a period of four years from the end of the year in which the return is submitted. As such, the Irish Revenue is entitled to make enquiries and/or raise an assessment in respect of the corporation tax returns submitted by the Company’s Irish subsidiaries for each of the years ended December 31, 2012 to 2016.